Goodwill	12 Months Ended
Dec. 31, 2013
Goodwill Disclosure [Abstract]
Goodwill Disclosure [Text Block]

9. Goodwill

The following tables illustrate the change in goodwill for the years ended December 31, 2013 and 2012.

			December 31, 2013
	Canada	U.S. south	U.S. northeast	Total

Goodwill, stated at cost	$409,296	$421,108	$459,267	$1,289,671
Accumulated impairment loss	-	-	(360,557)	(360,557)
Balance, beginning of year	409,296	421,108	98,710	929,114
Goodwill recognized on acquisitions, during the year	371	474	-	845
Goodwill adjustments in respect of prior year acquisitions, during the year	272	1,582	-	1,854
Foreign currency exchange adjustment, for the year	(26,466)	-	-	(26,466)

Goodwill, stated at cost	383,473	423,164	459,267	1,265,904
Accumulated impairment loss	-	-	(360,557)	(360,557)
Balance, end of year	$383,473	$423,164	$98,710	$905,347

			December 31, 2012
	Canada	U.S. south	U.S. northeast	Total

Goodwill, stated at cost	$372,596	$350,126	$412,244	$1,134,966
Accumulated impairment loss	-	-	(360,557)	(360,557)
Balance, beginning of year	372,596	350,126	51,687	774,409
Goodwill recognized on acquisitions, during the year	28,167	71,512	47,023	146,702
Goodwill adjustments in respect of prior year acquisitions, during the year	-	(530)	-	(530)
Foreign currency exchange adjustment, for the year	8,533	-	-	8,533

Goodwill, stated at cost	409,296	421,108	459,267	1,289,671
Accumulated impairment loss	-	-	(360,557)	(360,557)
Balance, end of year	$409,296	$421,108	$98,710	$929,114

For the year ended December 31, 2013, goodwill arising from accrued contingent consideration payable to sellers for acquisitions consummated prior to January 1, 2009 amounted to $nil (2012 - $nil). Adjustments to preliminary purchase price allocations resulted in a $1,429 increase to goodwill (2012 - ($873) decrease to goodwill).

The Company has not disposed of any goodwill or recognized an impairment charge for the years ended December 31, 2013 and 2012.